Intangible assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 5,206,920
Accumulated amortization	(1,822,598)
Impairment	(86,739)
Net book value	3,297,583	$ 3,443,096	$ 3,501,307	$ 3,605,814	$ 3,632,354	$ 3,748,939	$ 3,934,673	$ 4,049,793	$ 4,164,410
Adjustments
Finite-Lived Intangible Assets [Line Items]
Net book value	(86,739)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Total cost	4,134,107
Order backlog
Finite-Lived Intangible Assets [Line Items]
Total cost	545,922
Trade names & brands
Finite-Lived Intangible Assets [Line Items]
Total cost	204,713
Patient database
Finite-Lived Intangible Assets [Line Items]
Total cost	170,487
Technology assets
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 151,691